Note 9 - Borrowings (Tables)	6 Months Ended
Dec. 31, 2014
Subordinated Borrowings [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	Fixed Interest	At December 31,	At June 30,
Maturity	Rate	2014	2014	2013
		(In thousands)

February 25, 2016	0.780%	$5,000	$5,000	$5,000
March 07, 2016	0.780	5,000	5,000	5,000
November 27, 2017	3.272	10,000	10,000	10,000
March 05, 2018	3.460	10,000	10,000	10,000
	2.504	$30,000	$30,000	$30,000